Issued Capital - Schedule of Ordinary Shares (Details) - Ordinary Shares [Member] - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Ordinary Shares [Line Items]
Ordinary shares - fully paid, shares	10,028,025	8,118,075
Ordinary shares - fully paid, amount	$ 33,945,869	$ 26,608,227